Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Income tax description	Under PRC CIT Law, domestic enterprises and Foreign Investment Enterprises ("FIEs") are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis by local government as preferential tax treatment to High and New Technology Enterprises ("HNTEs"). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company's VIE, Xi'an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In October 2020, Xi'an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by October 26, 2023.		Under PRC CIT Law, domestic enterprises and Foreign Investment Enterprises ("FIEs") are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis by local government as preferential tax treatment to High and New Technology Enterprises ("HNTEs"). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company's VIE, Xi'an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years.
Income tax rate	13.50%	16.60%	14.30%	44.90%
Decreased foreign taxes	$ 161,869	$ 112,592	$ 314,080	$ 176,290
Net income per share basic and diluted	$ 0.03	$ 0.02	$ 0.02	$ 0.01
Accrued tax liabilities	$ 2,500,000		$ 1,580,000
Interest and penalty accrued
High and New Technology Enterprises [Member]
Income tax rate	15.00%	15.00%	15.00%	15.00%
Xi'an App-Chem Bio(Tech) Co., Ltd [Member]
Income tax rate	25.00%	25.00%	25.00%	25.00%
Hong Kong [Member]
Income tax rate foreign	16.50%	16.50%	16.50%	16.50%